UNITED STATES                   OMB APPROVAL
                SECURITIES AND EXCHANGE COMMISSION   OMB Number:    3235-0456
                      Washington, D.C.  20549        Expires: August 31, 2000
                                                     Estimated average burden
                            FORM 24F-2               hours per response.....1
                 Annual Notice of Securities Sold
                      Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form.  Please print or type.


1.     Name and address of issuer:

       Advantus Spectrum Fund, Inc.
       400 Robert Street North
       St. Paul, Minnesota  55101-2098

2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
       classes):                                                        /X/

3.     Investment Company Act File Number:    811-4143

       Securities Act File Number:    2-94175

4(a).  Last day of fiscal year for which this Form is filed:  09/30/1999

4(b).  / /  Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

       Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).  / /  Check box if this is the last time the issuer will be filing this Form.

5.     Calculation of registration fee:

       (i)    Aggregate sale price of securities sold during    $25,446,084
              the fiscal year pursuant to section 24(f):

       (ii) Aggregate price of securities redeemed or $19,405,342 repurchased during the fiscal year:

(iii)  Aggregate price of securities redeemed or
              repurchased during any prior fiscal year
              ending no earlier than October 11, 1995
              that were not previously used to reduce
              registration fees payable to the           $______________
              Commissioner:

       (iv)   Total available redemption credits [add          $19,405,342
              Items 5(ii) and 5(iii):

       (v)    Net sales -- if Item 5(i) is greater than
              Item 5(iv) [subtract Item 5(iv) from              $6,040,742
              Item 5(i)]:


     ------------------------------------------------------------------
     / (vi)   Redemption credits available for use in  $(            )/
     /        future years -- if Item 5(i) is less than     ________  /
     /        Item 5(iv) [subtract Item 5(iv) from                    /
     /        Item 5(i)]:                                             /
     ------------------------------------------------------------------

       (vii)  Multiplier for determining registration fee           x  .000278
              (See Instruction C.9):                                 _________

       (viii) Registration fee due [multiply Item 5(v) by          =$1679.33
              Item 5(vii)] (enter "0" if no fee is due):              ________
                                                                      ________

6.  Prepaid Shares

    If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
    __________.

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$______

8.  Total of the amount of the registration fee due plus any
    interest due [line 5(viii) plus line 7]:                       =$1679.33
                                                                     ________
                                                                     ________

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

            December 9, 1999

            Method of Deliver:

                 /X/  Wire Transfer
                 / /  Mail or other means


                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/William N. Westhoff
                             _________________________________________________
                                   William N. Westhoff
                                   President and Director

                           ___________________________________________________


Date  December 9, 1999

* Please print the name and title of the signing officer below the signature.